Financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Financials instruments [Abstract]
Disclosure of financial instruments [text block]
Note 13	Financial instruments

13.1	Types of other current and non-current financial assets

Description of other financial assets	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Financial assets at amortized cost (1)	345,459	485,689
Derivative financial instruments
- For hedging	-	17,270
- Non-hedging (2)	2,610	2,531
Total other current financial assets	348,069	505,490
Financial assets at fair value through other comprehensive income	14,569	4,785
Derivative financial instruments
- For hedging	37,276	3,918
Other financial assets at amortized cost	80	75
Total other non-current financial assets	51,925	8,778

Institution	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Banco de Crédito e Inversiones	185,589	185,400
Banco Santander (3)	45,168	74,365
Banco Itau Corpbanca	49,006	120,628
Banco Security	-	17,964
Banco de Chile	-	18,026
Banco Estado	-	15,126
Scotiabank Sud Americano	31,668	54,180
JP Morgan Asset Management	34,028	-
Total	345,459	485,689

(1)	Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions:

(2)	Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 13.3).

(3)	As of December 31, 2020, there were no margin calls and as of December 31, 2019, this value was ThUS$ 1,870.

13.2	Trade and other receivables

	As of December 31, 2020			As of December 31, 2019
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	313,265	-	313,265	367,583	-	367,583
Prepayments, current	19,900	-	19,900	20,309	-	20,309
Other receivables, current	32,041	11,165	43,206	11,250	1,710	12,960
Total trade and other receivables	365,206	11,165	376,371	399,142	1,710	400,852

See discussion about credit risk in Note 5.2.

	As of December 31, 2020			As of December 31, 2019
Trade and other receivables	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	327,586	(14,321)	313,265	383,775	(16,192)	367,583
Trade receivables, current	327,586	(14,321)	313,265	383,775	(16,192)	367,583
Prepayments, current	20,684	(784)	19,900	21,092	(783)	20,309
Other receivables, current	36,664	(4,623)	32,041	15,659	(4,409)	11,250
Current trade and other receivables	57,348	(5,407)	51,941	36,751	(5,192)	31,559
Other receivables, non-current	11,165	-	11,165	1,710	-	1,710
Non-current receivables	11,165	-	11,165	1,710	-	1,710
Total trade and other receivables	396,099	(19,728)	376,371	422,236	(21,384)	400,852

(a)	Portfolio analysis

As of December 31, 2020, and December 31, 2019 the detail of the renegotiated portfolio is as follows:

As of December 31, 2020
Portfolio analysis
Past due segments	Number of customers with non- renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,281	301,939	23	179
1 - 30 days	119	12,140	8	60
31 - 60 days	12	1,226	-	-
61 - 90 days	5	159	-	-
91 - 120 days	5	1,448	1	41
121 - 150 days	2	2,384	2	2
151 - 180 days	3	1,398	4	12
181 - 210 days	1	-	2	5
211 - 250 days	3	2	6	114
>250 days	156	5,030	64	1,447
Total	1,587	325,726	110	1,860

As of December 31, 2019
Portfolio analysis
Past due segments	Number of customers non- renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,486	351,931	69	892
1 - 30 days	166	20,195	72	526
31 - 60 days	26	1,279	4	10
61 - 90 days	12	519	3	54
91 - 120 days	5	1,026	2	66
121 - 150 days	5	361	7	49
151 - 180 days	7	190	2	33
181 - 210 days	4	51	-	-
211 - 250 days	6	48	8	11
>250 days	144	5,449	137	1,085
Total	1,861	381,049	304	2,726

(b)	Estimate for doubtful accounts

As of December 31, 2020
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	10%	39%	52%	79%	-	-
Total Gross Book Value	302,118	12,200	1,226	159	11,883	327,586	70,145
Deterioration Estimate	3,187	1,207	477	83	9,367	14,321	7,545

As of December 31, 2019
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	18%	34%	44%	78%	-	-
Total Gross Book Value	352,823	20,721	1,288	573	8,370	383,775	72,550
Deterioration Estimate	5,285	3,664	440	251	6,552	16,192	11,323

As of December 31, 2020, and December 31, 2019, movements in provisions are as follows:

Provisions	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Provision Impairment Accounts receivable at the beginning of the Period	32,707	32,634
(Decrease) increase impairment of accounts receivable	(4,684)	1,057
Use of Provision Applied to Accounts Receivable	(750)	(984)
Impairment of Accounts Receivable Provision at the end of the Period	27,273	32,707
(1) Trade and Other Receivables Provision	14,321	16,192
(2) Current other Receivables Provision	5,407	5,192
(3) Provision Trade payables due to related parties, current	7,545	11,323
Recovery of Insurance	347	320

Impairment of Accounts Receivable Provision	27,273	32,707
Renegotiated Provision	1,728	1,905
Non-renegotiated Provision	25,545	30,802

13.3	Hedging assets and liabilities

The balance represents derivative financial instruments measured at fair value which have been classified as hedges for exchange and interest rate risks relating to the total obligations with the public associated with bonds in UF and investments in Chilean pesos. As of December 31, 2020, the notional amount of cash flows agreed upon in US dollars of the cross-currency swap contracts amounted to ThUS$ 565,295 (As of December 31, 2019 amounted to ThUS$ 435,167).

Expressed in ThUS$	Assets / (Liabilities) Derivative Instrument	Total Realized	Hedging Reserve in Gross Equity

Hedging with debt as underlying as of December 31, 2020
Hedging Assets	37,276	24,428	12,848
Hedging Liabilities	(19,195)	(12,956)	(6,239)
Underlying Debt Hedge	18,081	11,472	6,609
Underlying Investment Coverage as of December 31, 2020
Hedging Assets	-	-	-
Hedging Liabilities	(21,004)	(20,626)	(378)
Underlying Investments Hedge	(21,004)	(20,626)	(378)

Expressed in ThUS$	Assets / (Liabilities) Derivative Instrument	Total Realized	Hedging Reserve in Gross Equity

Hedging with debt as underlying as of December 31, 2019
Hedging Assets	3,918	(4,194)	8,112
Hedging Liabilities	(22,771)	(25,363)	2,592
Underlying Debt Hedge	(18,853)	(29,557)	10,704
Underlying Investment Coverage as of December 31, 2019
Hedging Assets	17,270	17,857	(587)
Hedging Liabilities	(889)	(711)	(178)
Underlying Investments Hedge	16,381	17,146	(765)

Hedging Effect in Profit and Equity for the period as of December 31, 2020	Variation Total	Result	Hedge Reserve Variation

Analysis Effect by Type of Coverage
Underlying Debt Hedge	36,935	41,029	(4,094)
Underlying Investments Hedge	(37,385)	(37,772)	387
Total hedging effect on profit or loss and equity in the period	(450)	3,257	(3,707)
Analysis Effect by type of asset
Hedging in Current and Non-Current Assets	16,088	10,765	5,323
Hedging in Current and Non-Current Liabilities	(16,538)	(7,508)	(9,030)
Total Hedge Effect in Profit or Loss and Equity for the period	(450)	3,257	(3,707)

The balances in the “total realized” column consider the intermediate effects of the contracts in force from January 1 to December 31, 2020 and from January 1 to December 31, 2019.

Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	134,049	UF	01/04/2023
O	58,748	UF	02/01/2022
P	134,228	UF	01/15/2028
Q	106,933	UF	06/01/2030

Effectiveness

The Company uses cross currency swap derivative instruments to hedge the possible financial risk associated with the volatility of the exchange rate associated with Chilean pesos and UF. The objective is to hedge the exchange rate and inflation financial risks associated with bonds payable. Hedges are documented and tested to measure their effectiveness.

Based on a comparison of critical terms, hedging is highly effective, given that the hedged amount is consistent with obligations maintained for bonds denominated in Pesos and UF. Likewise, hedging contracts are denominated in the same currencies and have the same maturity dates of bond principal and interest payments.

Effectiveness tests have verified that hedges are effective as of the reporting date.

13.4	Financial liabilities

Other current and non-current financial liabilities

As of December 31, 2020, and December 31, 2019, the detail is as follows:

	As of December 31, 2020			As of December 31, 2019
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	82	69,376	69,458	199	69,138	69,337
Obligations with the public	36,781	1,816,626	1,853,407	280,578	1,403,108	1,683,686
Derivative financial instruments
For hedging	26,699	13,511	40,210	7,183	16,477	23,660
Non-Hedging	5,393	-	5,393	3,168	-	3,168
Total	68,955	1,899,513	1,968,468	291,128	1,488,723	1,779,851

Current and non-current bank borrowings

As of December 31, 2020, and 2019, the detail is as follows:

Current and non-current bank borrowings	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current loans	82	199
Non-current loans	69,376	69,138
Current and non-current loans	69,458	69,337

a)	Bank borrowings, current:

As of December 31, 2020, and December 31, 2019, the detail of this caption is as follows:

Debtor			Creditor
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	USD	Upon maturity	05/30/2023	1.00%	1.36%

Debtor	Creditor	Nominal amounts as of December 31, 2020			Current amounts as of December 31, 2020
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	82	82	-	82
Total		-	-	-	-	82	82	-	82

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No	Financial institution	Country	adjustment index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	US$	Upon maturity	05/29/2023	2.11%	3.01%
Foreign	Nitratos Naturais do Chile Lim.	Brazil	Foreign	Banco ITAU Brasil	Brazil	BRL	Upon maturity	12/31/2019	13.57%	4.25%

Debtor	Creditor	Nominal amounts as of December 31, 2019			Current amounts as of December 31, 2019
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	187	187	-	187
Nitratos Naturais do Chile	Banco ITAU Brasil	-	-	-	12	-	12	-	12
Total		-	-	-	12	187	199	-	199

b)	Unsecured obligations, current:

As of December 31, 2020, and December 31, 2019, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2021	US$	Semiannual	Upon maturity	1.95%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2021	US$	Semiannual	Upon maturity	1.08%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2021	US$	Semiannual	Upon maturity	3.59%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2021	US$	Semiannual	Upon maturity	4.17%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2021	UF	Semiannual	Semiannual	0.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2021	UF	Semiannual	Upon maturity	2.24%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2021	UF	Semiannual	Upon maturity	2.37%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2021	UF	Semiannual	Upon maturity	2.92%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2020			Carrying amounts of maturities as of December 31, 2020
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	7,508	-	7,508	7,508	-	7,508	(679)	6,829
SQM S.A.	Chile	MUS$400	-	2,869	2,869	-	2,869	2,869	(237)	2,632
SQM S.A.	Chile	H	18,212	-	18,212	18,212	-	18,212	(172)	18,040
SQM S.A.	Chile	O	962	-	962	962	-	962	(82)	880
SQM S.A.	Chile	P	1,824	-	1,824	1,824	-	1,824	(12)	1,812
SQM S.A.	Chile	Q	-	350	350	-	350	350	(21)	329
Total			33,154	5,877	39,031	33,154	5,877	39,031	(2,250)	36,781

Debtor			Number of			Currency or	Periodicity
Tax I No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	04/21/2020	US$	Semiannual	Upon maturity	0.43%	5.50%
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2020	US$	Semiannual	Upon maturity	2.35%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2020	US$	Semiannual	Upon maturity	1.42%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2020	US$	Semiannual	Upon maturity	4.07%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2020	UF	Semiannual	Semiannual	1.36%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2020	UF	Semiannual	Upon maturity	2.41%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2020	UF	Semiannual	Upon maturity	2.71%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2020	UF	Semiannual	Upon maturity	3.11%	3.45%

			Nominal amounts as of December 31, 2019			Carrying amounts of maturities as of December 31, 2019
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	-	252,674	252,674	-	252,674	252,674	(386)	252,288
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	-	2,869	2,869	-	2,869	2,869	(679)	2,190
SQM S.A.	Chile	H	17,166	-	17,166	17,166	-	17,166	(139)	17,027
SQM S.A.	Chile	O	890	-	890	890	-	890	(67)	823
SQM S.A.	Chile	P	1,686	-	1,686	1,686	-	1,686	(12)	1,674
SQM S.A.	Chile	Q	-	323	323	-	323	323	(6)	317
Total			24,390	258,524	282,914	24,390	258,524	282,914	(2,336)	280,578

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

c)	Classes of interest-bearing loans, non-current

The following table shows the details of bank loans as of December 31, 2020 and 2019:

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	1.98%	1.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2020				Carrying amounts of maturities as of December 31, 2020
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376
Total		-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376

Debtor			Creditor			Currency or
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Type of amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	2.84%	3.01%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2019				Carrying amounts of maturities as of December 31, 2019
Company	Financial institution	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138
Total		-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138

d)	Non-current unsecured interest-bearing bonds

The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2020, and 2019:

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.18%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.22%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.68%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2020						Carrying amounts of maturities as of December 31, 2020
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	250,000	-	250,000	-	-	-	250,000	-	250,000	(1,336)	248,664
MUS$300	-	300,000	-	-	-	300,000	-	300,000	-	-	-	300,000	(781)	299,219
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(5,020)	444,980
MUS$400	-	-	-	-	400,000	400,000	-	-	-	-	400,000	400,000	(6,582)	393,418
H	-	-	-	-	126,386	126,386	-	-	-	-	126,386	126,386	(1,378)	125,008
O	-	-	-	-	61,334	61,334	-	-	-	-	61,334	61,334	(904)	60,430
P	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(77)	122,591
Q	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(352)	122,316
Total	-	300,000	-	250,000	1,283,056	1,833,056	-	300,000	-	250,000	1,283,056	1,833,056	(16,430)	1,816,626

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.78%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.70%	5.50%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.45%	3.45%

	Nominal non-current maturities as of December 31, 2019						Carrying amounts of maturities as of December 31, 2019
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(1,514)	248,486
MUS$300	-	-	300,000	-	-	300,000	-	-	300,000	-	-	300,000	(1,393)	298,607
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(5,923)	444,077
H	13,749	13,749	13,749	13,749	75,621	130,617	13,749	13,749	13,749	13,749	75,621	130,617	(1,253)	129,364
O	-	-	-	-	56,715	56,715	-	-	-	-	56,715	56,715	(811)	55,904
P	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(89)	113,341
Q	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(101)	113,329
Total	13,749	13,749	313,749	13,749	1,059,196	1,414,192	13,749	13,749	313,749	13,749	1,059,196	1,414,192	(11,084)	1,403,108

e)	Additional information

Bonds

As of December 31, 2020 and December 31, 2019, the details of each issuance are as follows:

(i)	Series “H” bonds

On January 13, 2009, the Company placed the Series H bond for UF 4,000,000 (ThUS$ 139,216) at an annual interest rate of 4.9%, with a term of 21 years and amortizations of principal beginning in July, 2019.

On July 5, 2019, amortization of principal amounted to UF 181,818.18, (ThUS$ 7,494) with an associated cross currency swap hedge income of ThUS$ 439.

On January 5, 2020, amortization of principal amounted to UF 181,818.18. (ThUS$ 6,787) with an associated cross currency swap hedge loss of ThUS$ 268.

On July 5, 2020, amortization of principal amounted to UF 181,818.18. (ThUS$ 6,509) with an associated cross currency swap hedge loss of ThUS$ 546.

See more details in Note 20.1

For the periods ended December 31, 2020, and December 31, 2019, the Company has made the following payments with a charge to the Series H bonds and their associated CCS hedging:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payments of interest, Series H bonds	6,601	7,868	8,325
CCS Coverage	2,575	1,952	495

(ii)	Single series bonds, second issue MUS$ 250

On April 21, 2010, the Company informed the CMF of its placement in international markets of an unsecured bond of ThUS$ 250,000, pursuant to Rule 144 -A and Regulation S of the Securities and Exchange Commission with a maturity of 10 years with an annual interest rate of 5.5%.

The Company paid the principal on April 21, 2020.

As of December 31, 2020 and December 31, 2019, the detail of payments charged to the line of single series bonds, second issue is as follows

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Interest payment	6,875	13,750	13,750

(iii)	Series “O” bonds

On April 4, 2012, the Company issued “Series O” for UF 1,500,000 (ThUS$ 69,901) at a term of 21 years with a single payment at the maturity of the term and an annual interest rate of 3.80%.

See more details in Note 20.1

For the periods ended December 31, 2020, and December 31, 2019, the Company has made the following payments with a charge to Series O bonds and their associated CCS hedging

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest, Series O bonds	2,070	2,308	2,457
CCS Coverage	599	354	205

(iv)	Single series bonds, third issue MUS$ 300

On April 3, 2013, the Company issued a non-secured bond in the United States with a value of US$ 300 million. pursuant to Rule 144-A and Regulation S of the SEC. The bond is for a 10-year term with an annual coupon rate of 3.625%.

For the periods ended 31, 2020, and December 31, 2019, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	10,875	10,875	10,875

(v)	Single series bonds, fourth issuance MUS $250

On October 23, 2014, the Company issued unsecured bonds amounting ThUS$ 250,000 in international markets, pursuant to Rule 144-A and Regulation S of the SEC. These bonds mature in 2025 and have annual interest rate of 4.375%.

For the periods ended on December 31, 2020 and December 31, 2019, the following payments have been made.

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	10,938	10,938	10,938

(vi)	Series “P” bonds

The Company on March 31, 2018 issued the placement on the stock market of the Series “P” bond (the "Bonds” Series P) with a value of UF 3,000,000, with a charge to the 10 year Bonds Line registered in the CMF Securities Registry under number 563.

The bonds Series P (i) mature on January 15, 2028; (ii) will accrue on the unpaid principal, expressed in UF, at an annual interest rate of 3.25% from January 15, 2018; and (iii) can be early redeemed by the Company starting from the date of placement, that was, as of April 5, 2018.

For the periods ended on December 31, 2020 and December 31, 2019, the following payments and their associated CCS have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest series P	3,534	3,960	1,085
CCS Coverage	3,439	2,995	1,421

(vii)	Series Q bonds

On October 31, 2018, the issuance of Series Q bonds was authorized in the general stock market for the amount of UF 3,000,000, which were registered in the Securities Registry of your Commission on February 14, 2012 under number 700.

The bonds Series Q (i) mature on the first day of June 2038; (ii) will earn an interest rate of 3.45% per annum on the outstanding capital, expressed in Unidades de Fomento, from June 1, 2018 thereon; and (iii) may be early redeemed by the Company starting from the placement date, that was, as of November 8, 2018.

On November 8, 2018, all the Series Q Bonds have been placed and sold to Euroamerica S.A. for a total amount of $ 83,567,623,842, which was paid in full and in cash by Euroamerica S.A. to the Company.

See more details in Note 20.1

For the years ended December 31, 2020 and December 31, 2019, the following payments have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest series Q	3,769	3,791	319
CCS Coverage	1,021	-	-

(viii)	Single series fifth issue bonds ThUS$ 450,000

On May 7, 2019, the CMF was informed that the Company issued and placed unsecured bonds for ThUS$ 450,000 pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission on international markets. These bonds will mature in 2029 and carry an interest rate of 4.25% per annum.

For the periods ended on December 31, 2020 and December 31, 2019, the following payments have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	19,125	9,563	-

(ix)	Single series sixth issue bonds MUS$ 400

On January 22, 2020, the Company has placed unsecured bonds in international markets for US$ 400 million, pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission, at an annual interest rate of 4.250% and a maturity in the year 2050.

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	8,500	-	-

13.5	Trade and other payables

a)	Details trade and other payables

	As of December 31, 2020			As of December 31, 2019
Details trade and other payables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	203,346	-	203,346	205,414	-	205,414
Other accounts payable	587	-	587	376	-	376
Prepayments from customers	-	4,027	4,027	-	-	-
Total	203,933	4,027	207,960	205,790	-	205,790

As of December 31, 2020, and December 31, 2019, the balance of current and past due accounts payable is made up as follows:

Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	111,323	1,947	123	31	5	4,027	117,456
Services	46,187	1,380	16	757	86	-	48,426
Others	29,325	7	-	-	-	-	29,332
Total	186,835	3,334	139	788	91	4,027	195,214

	Amounts according to payment periods as of December 31, 2019
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	126,577	4,655	128	116	2,019	-	133,495
Services	51,785	168	-	-	87	-	52,040
Others	8,741	146	-	-		-	8,887
Total	187,103	4,969	128	116	2,106	-	194,422

Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	1,305	59	47	39	517	-	1,967
Services	2,298	764	-	453	505	-	4,020
Others	3,258	150	371	118	2,275	-	6,172
Total	6,861	973	418	610	3,297	-	12,159

	Amounts according to payment periods as of December 31 2019
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	2,086	264	35	65	1,060	-	3,510
Services	3,073	329	116	387	580	-	4,485
Others	1,918	45	311	215	508	-	2,997
Total	7,077	638	462	667	2,148	-	10,992

Purchase commitments held by the Company are recognized as liabilities when the goods and services are received by the Company. As of December 31, 2020, the Company has purchase orders amounting to ThUS$ 55,516 and ThUS$ 89,391 as of December 31, 2019.

13.6	Financial asset and liability categories

a)	Financial Assets

	As of December 31, 2020			As of December 31, 2019
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	509,102	-	509,102	588,530	-	588,530
Trade receivables due from related parties at amortized cost	62,601	-	62,601	61,227	-	61,227
Financial assets measured at amortized cost	345,459	80	345,539	485,689	75	485,764
Loans and receivables measured at amortized cost	365,206	11,165	376,371	399,142	1,710	400,852
Total financial assets measured at amortized cost	1,282,368	11,245	1,293,613	1,534,588	1,785	1,536,373
Financial instruments for hedging purposes through equity	-	37,276	37,276	17,270	3,918	21,188
Financial instruments held for trading at through profit or loss	2,610	-	2,610	2,531	-	2,531
Financial assets classified as available for sale at fair value through equity	-	14,569	14,569	-	4,785	4,785
Total financial assets at fair value	2,610	51,845	54,455	19,801	8,703	28,504
Total financial assets	1,284,978	63,090	1,348,068	1,554,389	10,488	1,564,877

b)	Financial Liabilities

	As of December 31, 2020			As of December 31, 2019
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through equity	26,699	13,511	40,210	7,183	16,477	23,660
Held for trading at fair value through profit or loss	5,393	-	5,393	3,168	-	3,168
Financial liabilities at fair value through profit or loss	32,092	13,511	45,603	10,351	16,477	26,828
Bank loans	82	69,376	69,458	199	69,138	69,337
Obligations to the public	36,781	1,816,626	1,853,407	280,578	1,403,108	1,683,686
Lease Liabilities	5,528	25,546	31,074	7,694	30,203	37,897
Trade and other payables	203,933	4,027	207,960	205,790	-	205,790
Trade payables due to related parties	606	-	606	475	-	475
Total financial liabilities at amortized cost	246,930	1,915,575	2,162,505	494,736	1,502,449	1,997,185
Total financial liabilities	279,022	1,929,086	2,208,108	505,087	1,518,926	2,024,013

13.7	Fair value measurement of finance assets and liabilities

The fair value hierarchy is detailed as follows:

(a)	Level 1: using quoted prices (unadjusted) only in active markets.

(b)	Level 2: when in any phase in the valuation process inputs other than quoted prices have been used in Level 1 that are observable directly in markets.

(c)	Level 3: inputs for the asset or liability that are not based on observable market data.

	As of December 31, 2020			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (informative)	Book Value Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	509,102	509,102	-	-	509,102	-
Other current financial assets
- Time deposits	345,459	345,459	-	-	345,459	-
- Derivative financial instruments
- Forwards	-	-	2,263	-	2,263	-
- Options	-	-	347	-	347	-
Non-current accounts receivable	11,165	11,165	-	-	-	-
Other non-current financial assets:
- Other	99	99	-	-	99	-
- Actions	-	-	14,549	14,549	-	-
- Hedging assets – Swaps	-	-	37,276	-	37,276	-
Other current financial liabilities
- Bank loans	82	82	-	-	82	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	4,614	-	4,614	-
- Options	-	-	780	-	780	-
-Hedging liabilities - Swaps	-	-	5,695	-	5,695	-
-Inversions -Swaps	-	-	21,004	-	21,004	-
- Unsecured obligations	36,781	36,781	-	-	36,781	-
- Current lease liabilities	5,528	5,528	-	-	5,528	-
Other non-current financial liabilities
- Bank loans	69,376	71,029	-	-	71,029	-
- Unsecured obligations	1,816,626	2,355,943	-	-	2,355,943	-
- Non-current hedging liabilities	-	-	13,511	-	13,511	-
- Non-current lease liabilities	25,546	26,027	-	-	26,027	-

	As of December 31, 2019			Measurement methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (informative)	Book Value Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	588,530	588,530	-	-	588,530	-
Other current financial assets:
- Time deposits	485,689	485,689	-	-	485,689	-
-Derivative financial instruments	-	-	-	-	-	-
- Forwards	-		2,420	-	2,420	-
- Options	-	-	111	-	111	-
-Investment hedge swaps	-	-	17,270	-	17,270	-
Non-current accounts receivable	1,710	1,710	-	-	-	-
Other non-current financial assets
- Other	94	94	-	-	94	-
- Actions	-	-	4,785	4,785	-	-
- Hedging assets – Swaps	-	-	3,918	-	3,918	-
Other current financial liabilities
- Bank loans	199	199	-	-	199	-
-Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,837	-	2,837	-
- Options	-	-	289	-	289	-
- Hedging liabilities – Swaps	-	-	7,183	-	7,183	-
- Unsecured obligations	280,578	280,578	-	-	280,578	-
-Current lease liabilities	7,694	7,694	-	-	7,694	-
Other non-current financial liabilities:
- Bank loans	69,138	71,033	-	-	71,033	-
- Unsecured obligations	1,403,108	1,658,506	-	-	1,658,506	-
- Non-current hedging liabilities	-	-	16,477	-	16,477	-
- Non-current lease liabilities	30,203	33,187	-	-	33,187	-

13.8	Estimated fair value of financial instruments

As required by IFRS 7, the following information is presented for the disclosure of the estimated fair value of financial assets and liabilities.

Although inputs represent Management's best estimate, they are subjective and involve significant estimates related to the current economic and market conditions, as well as risk features.

Methodologies and assumptions used depend on the risk terms and characteristics of instruments and include the following as a summary:

Estimate of fair value for the record

Financial assets and liabilities measured at fair value consist of forwards hedging the mismatch in the balance sheet and cash flows, options hedging the mismatch in the balance sheet and cross currency swaps to hedge bonds issued in local currency (Peso/UF).

The fair value of the Company’s assets and liabilities recognized by cross currency swaps contracts is calculated as the difference between the present value of discounted cash flows of the asset (Ch/UF) and liability (US$) parts of the derivative. In the case of the IRS, the asset value recognized is calculated as the difference between the discounted cash flows of the asset (variable rate) and liability (fixed rate) parts of the derivative. Forwards are calculated as the difference between the strike price of the contract and the spot price plus the forwards points at the date of the contract. Financial options: the value recognized is calculated using the Black-Scholes method.

In the case of CCS, the entry data used for the valuation models are UF, Peso, Dollar and basis swap rates. In the case of fair value calculations for interest rate swaps, the Forward Rate Agreement rate and ICVS 23 Curve (Bloomberg: cash/deposits rates, futures, swaps). In the case of forwards, the forwards curve for the currency in question is used. Finally, for options, the spot price, risk-free rate and volatility of exchange rate are used, all in accordance with the currencies used in each valuation. The financial information used as entry data for the Company’s valuation models is obtained from Bloomberg, the well-known financial software company. Conversely, the fair value provided by the counterparties of derivatives contracts is used only as a control and not for valuation.

The effects on profit or loss of movements in these amounts is recognized in the caption finance costs, foreign currency translation gain (loss) or cash flow hedges reserve in the statement of comprehensive income, depending on each particular case.

Estimate of fair value for reporting purposes

•	Cash equivalent approximates fair value due to the short-term maturities of these instruments.

•	The fair value of trade receivables, current is considered to be equal to the carrying amount due to the maturity of such accounts at short-term.

•	Payables, current lease liabilities and other current financial liabilities are considered fair value equal to book value due to the short-term maturity of these accounts.

•	The fair value of the debt (long-term secured and unsecured debentures; bonds denominated in local currency (Peso/UF) and foreign currency (Dollar), loans denominated in foreign currency (Dollar) and lease liabilities of the Company are calculated at current value of cash flows subtracted from market rates upon valuation, considering the terms of maturity and exchange rates. The UF and Peso rate curves are used as inputs for the valuation model. This information is obtained through from the renowned financial software company, Bloomberg, and the Chilean Association of Banks and Financial Institutions.